As filed with the Securities and Exchange Commission on February 17, 2017
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                                            1933 Act Registration No. 333-210186
                                             1940 Act Registration No. 811-23147


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 9                                               [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 11                                                             [X]


                     FIRST TRUST EXCHANGE-TRADED FUND VIII
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                     First Trust Exchange-Traded Fund VIII
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ___________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to the First Trust TCW Opportunistic Fixed Income ETF, a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 17th day of February, 2017.

                                    FIRST TRUST EXCHANGE-TRADED FUND VIII

                                    By: /s/ James M. Dykas
                                    --------------------------------------------
                                    James M. Dykas, President and Chief
                                    Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                        TITLE                         DATE
                                 President and Chief           February 17, 2017
/s/ James M. Dykas               Executive Officer
-------------------------------
James M. Dykas

                                 Treasurer, Chief Financial    February 17, 2017
                                 Officer and Chief
/s/ Donald P. Swade              Accounting Officer
-------------------------------
Donald P. Swade

                                            )
James A. Bowen*                     Trustee )
                                            )
                                            )
Richard E. Erickson*                Trustee )
                                            )
                                            )  BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                   Trustee )      --------------------
                                            )      W. Scott Jardine
                                            )      Attorney-In-Fact
Robert F. Keith*                    Trustee )      February 17, 2017
                                            )
                                            )
Niel B. Nielson*                    Trustee )
                                            )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric
F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                               INDEX TO EXHIBITS


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